Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Accounting Policies [Abstract]
Purchase of aggregate	14,437,500
Sale of ordinary shares	14,375,000
Federal depository insurance company coverage | $	$ 250,000,000